MINERAL PROPERTIES AND RELATED CONSTRUCTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mineral properties under development and construction, at historical rates
At beginning of period	$ (710)
At end of period	(7,635)	$ (710)
Mineral properties under development and construction
Mineral properties under development and construction, at historical rates
At beginning of period	(71,272)
Transferred from exploration and evaluation properties		37,143
Additions	130,739	32,924
Borrowing costs capitalized (note 9(c))	13,967	672
Change in site closure provision (note 16)	4,653	164
Due to changes in exchange rates	(4,398)	369
Transfers to Equipment (note 8)	(2,484)
At end of period	(213,749)	(71,272)
Other assets
Mineral properties under development and construction, at historical rates
At beginning of period	(86)
At end of period	(357)	(86)
Cost
Mineral properties under development and construction, at historical rates
At beginning of period	(1,165)	(620)
Transferred from exploration and evaluation properties	2,484
Due to changes in exchange rates	(83)	25
At end of period	(8,684)	(1,165)
Cost | Construction in progress | Mineral properties under development and construction
Mineral properties under development and construction, at historical rates
At beginning of period	(4,845)
Additions	56,528	4,845
Transfers within categories	37,832
Transfers to Equipment (note 8)	(2,484)
At end of period	(96,721)	(4,845)
Cost | Other assets
Mineral properties under development and construction, at historical rates
At beginning of period	(115)	(57)
Due to changes in exchange rates	(6)	3
At end of period	(427)	(115)
Cost | Other assets | Mineral properties under development and construction
Mineral properties under development and construction, at historical rates
At beginning of period	(836)
Borrowing costs capitalized (note 9(c))	13,967	672
Change in site closure provision (note 16)	4,653	164
At end of period	(19,456)	(836)
Cost | Mineral Properties
Mineral properties under development and construction, at historical rates
At beginning of period	(82,743)	(125,358)
Transferred from exploration and evaluation properties		(3,343)
At end of period	(82,743)	(82,743)
Cost | Mineral Properties | Camino Rojo
Mineral properties under development and construction, at historical rates
At beginning of period		(42,615)
Transferred from exploration and evaluation properties		(3,343)
Cost | Mineral Properties | Mineral properties under development and construction
Mineral properties under development and construction, at historical rates
At beginning of period	(39,272)
Transferred from exploration and evaluation properties		39,272
Additions	62,800
At end of period	(102,072)	(39,272)
Cost | Deposits to vendors on construction assets [Member] | Mineral properties under development and construction
Mineral properties under development and construction, at historical rates
At beginning of period	(28,079)
Additions	11,411	28,079
Transfers within categories	(37,832)
At end of period	(1,658)	(28,079)
Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	455	336
Due to changes in exchange rates	(6)	13
At end of period	1,049	455
Accumulated depreciation | Mineral properties under development and construction
Mineral properties under development and construction, at historical rates
At beginning of period	1,760
Transferred from exploration and evaluation properties		(2,129)
Due to changes in exchange rates	(4,398)	369
At end of period	6,158	1,760
Accumulated depreciation | Other assets
Mineral properties under development and construction, at historical rates
At beginning of period	29	17
Due to changes in exchange rates		1
At end of period	$ 70	29
Accumulated depreciation | Mineral Properties
Mineral properties under development and construction, at historical rates
At beginning of period		285
Due to changes in exchange rates		(2,414)
Accumulated depreciation | Mineral Properties | Camino Rojo
Mineral properties under development and construction, at historical rates
At beginning of period		285
Due to changes in exchange rates		$ (2,414)